Performance Management - Franklin Institutional U.S. Government Money Market Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.ftinstitutional.com or by calling (800) 321-8563.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	1.28%
Worst Quarter:	2020, Q4	0.00%

As of September 30, 2025, the Fund’s year-to-date return was 3.07%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance Availability Website Address [Text]	ftinstitutional.com
Performance Availability Phone [Text]	(800) 321-8563
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 3.07%.
Bar Chart, Year to Date Return	3.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020